UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00116
The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class A
| AIVSX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class C
| AICCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class T
| TICAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-1
| AICFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-2
| ICAFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-3
| FFICX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-A
| CICAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-C
| CICCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
, please contact Capital
Group
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of
receipt
by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-E
| CICEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days
of
receipt by Capital
Group
or your financial intermediary.
Lit. No. MF5ESRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-T
| TIACX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt
by
Capital Group or your financial intermediary.
Lit. No. MF5TSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-1
| CICFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-2
| FCIAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital
Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of
receipt
by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-3
| FAOOX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or
your
financial intermediary.
Lit. No. MF5YSRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-1
| RICAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFR1SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2
| RICBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2E
| RIBEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be
effective within 30
days
of
receipt
by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-3
| RICCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be
effective
within 30 days of receipt by Capital Group or your
financial
intermediary.
Lit. No. MFR3SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-4
| RICEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group
or your
financial
intermediary.
Lit. No. MFR4SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5E
| RICHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5
| RICFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be
householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt
by
Capital Group or your financial intermediary.
Lit. No. MFR5SRX-004-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-6
| RICGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 165,883
Total number of portfolio holdings	217
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30
days
of
receipt
by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-004-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Investment

Company of

America®

Financial Statements and Other Information N-CSR Items 7-11

for the six months ended June 30, 2025

Lit. No. MFGEFP2-004-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025		unaudited

Common stocks 94.92%		Value
	Shares	(000)

Energy 1.63%
Baker Hughes Co., Class A	5,528,118	$ 211,948
Canadian Natural Resources, Ltd. (CAD denominated)	16,491,758	518,338
ConocoPhillips	1,332,999	119,623
Diamondback Energy, Inc.	1,429,232	196,377
EOG Resources, Inc.	1,366,883	163,493
EQT Corp.	1,020,415	59,511
Expand Energy Corp.	2,226,027	260,312
Exxon Mobil Corp.	3,651,097	393,588
Halliburton Co.	20,104,432	409,728
TC Energy Corp. (CAD denominated) (a)	7,418,569	362,171
		2,695,089

Materials 2.62%
Air Products and Chemicals, Inc.	3,536,398	997,476
Albemarle Corp. (a)	3,494,098	218,975
Celanese Corp.	2,129,604	117,831
Corteva, Inc.	1,867,411	139,178
Dow, Inc.	11,000,000	291,280
Freeport-McMoRan, Inc.	9,552,876	414,117
International Paper Co.	782,979	36,667
Linde PLC	4,395,792	2,062,418
Sherwin-Williams Co.	216,962	74,496

		4,352,438

Industrials 14.83%
Airbus SE, non-registered shares (a)	1,485,218	310,118
ATI, Inc. (b)	1,917,670	165,572
Automatic Data Processing, Inc.	610,993	188,430
BAE Systems PLC	11,938,499	309,148
Boeing Co. (The) (b)	10,642,613	2,229,947
Carrier Global Corp.	30,866,522	2,259,121
Caterpillar, Inc.	521,569	202,478
CSX Corp.	1,063,741	34,710
Deutsche Post AG	2,838,631	131,109
Eaton Corp. PLC	345,841	123,462
Equifax, Inc.	1,469,720	381,201
FedEx Corp.	1,510,601	343,375
FTAI Aviation, Ltd.	2,741,882	315,426
GE Vernova, Inc.	418,607	221,506
General Dynamics Corp.	2,256,997	658,276
General Electric Co.	15,537,414	3,999,175
GFL Environmental, Inc., subordinate voting shares	5,757,075	290,502
HEICO Corp.	152,961	50,171
Honeywell International, Inc.	282,599	65,812
Illinois Tool Works, Inc.	2,458,574	607,882
Ingersoll-Rand, Inc.	7,863,168	654,058
Lennox International, Inc.	242,127	138,797
Northrop Grumman Corp.	1,024,628	512,293
Otis Worldwide Corp.	1,213,212	120,132
Paychex, Inc.	2,462,978	358,265
Recruit Holdings Co., Ltd.	7,698,300	456,269
Rolls-Royce Holdings PLC	79,142,267	1,051,149
RTX Corp.	17,768,090	2,594,496
Stanley Black & Decker, Inc.	5,875,287	398,051
TransDigm Group, Inc.	140,579	213,770
Uber Technologies, Inc. (b)	37,473,427	3,496,271
Union Pacific Corp.	353,814	81,405
United Airlines Holdings, Inc. (b)	2,663,816	212,120
United Rentals, Inc.	1,485,931	1,119,500

1The Investment Company of America

Common stocks (continued)		Value
	Shares	(000)

Industrials (continued)
Waste Connections, Inc.	475,777	$88,837
Waste Management, Inc.	366,016	83,752
XPO, Inc. (b)	1,089,996	137,656
		24,604,242

Consumer discretionary 11.18%
Amazon.com, Inc. (b)	28,757,203	6,309,043
Booking Holdings, Inc.	38,301	221,734
Carvana Co., Class A (b)	370,076	124,701
Chipotle Mexican Grill, Inc. (b)	10,048,567	564,227
DoorDash, Inc., Class A (b)	730,244	180,012
Flutter Entertainment PLC (b)	75,934	21,699
Hilton Worldwide Holdings, Inc.	881,077	234,666
Home Depot, Inc.	4,842,902	1,775,602
Las Vegas Sands Corp.	10,612,270	461,740
LVMH Moet Hennessy-Louis Vuitton SE	87,831	45,999
Marriott International, Inc., Class A	609,606	166,550
McDonald’s Corp.	989,914	289,223
MercadoLibre, Inc. (b)	97,569	255,009
Royal Caribbean Cruises, Ltd. (a)(c)	14,743,835	4,616,884
Starbucks Corp. (a)	22,165,705	2,031,044
Tesla, Inc. (b)	1,430,688	454,472
TJX Companies, Inc. (The)	3,647,261	450,400
Tractor Supply Co.	893,237	47,136
YUM! Brands, Inc.	2,031,806	301,073

		18,551,214

Consumer staples 6.02%
Altria Group, Inc.	7,379,811	432,678
British American Tobacco PLC	91,168,009	4,333,659
British American Tobacco PLC (ADR)	1,451,116	68,681
Church & Dwight Co., Inc.	763,622	73,392
Coca-Cola Co.	3,704,703	262,108
Dollar Tree Stores, Inc. (b)	1,073,009	106,271
Imperial Brands PLC	12,755,925	503,746
Mondelez International, Inc., Class A	11,060,213	745,901
PepsiCo, Inc.	1,844,209	243,509
Philip Morris International, Inc.	16,450,381	2,996,108
Procter & Gamble Co.	1,395,052	222,260

		9,988,313

Health care 10.65%
Abbott Laboratories	16,092,280	2,188,711
AbbVie, Inc.	6,657,554	1,235,775
Alnylam Pharmaceuticals, Inc. (b)	934,875	304,853
Amgen, Inc.	1,156,789	322,987
AstraZeneca PLC	2,260,235	313,974
Cencora, Inc.	1,375,878	412,557
Cigna Group (The)	742,978	245,614
CVS Health Corp.	2,147,600	148,142
Danaher Corp.	2,672,825	527,990
DexCom, Inc. (b)	2,037,922	177,890
Elevance Health, Inc.	683,484	265,848
Eli Lilly and Co.	5,365,367	4,182,465
GE HealthCare Technologies, Inc.	7,230,353	535,552
Gilead Sciences, Inc.	3,952,929	438,261
Insulet Corp. (b)	379,471	119,222
Intuitive Surgical, Inc. (b)	239,931	130,381
Medtronic PLC	8,223,292	716,824
Novo Nordisk AS, Class B	17,221,195	1,195,254
Regeneron Pharmaceuticals, Inc.	464,429	243,825
Royalty Pharma PLC, Class A	1,834,676	66,103
Sanofi	1,175,047	113,791
Stryker Corp.	614,896	243,271
The Investment Company of America	2
Common stocks (continued)		Value
	Shares	(000)

Health care (continued)
Takeda Pharmaceutical Co., Ltd.	5,215,012	$ 160,248
Thermo Fisher Scientific, Inc.	1,888,120	765,557
UnitedHealth Group, Inc.	2,224,598	694,008
Vertex Pharmaceuticals, Inc. (b)	4,316,949	1,921,906
		17,671,009

Financials 9.49%
American Express Co.	2,974,044	948,661
American International Group, Inc.	2,206,016	188,813
Apollo Asset Management, Inc.	906,435	128,596
Arch Capital Group, Ltd.	1,644,023	149,688
Arthur J. Gallagher & Co.	1,766,582	565,518
BlackRock, Inc.	596,871	626,267
Blue Owl Capital, Inc., Class A	10,956,133	210,467
Capital One Financial Corp.	2,703,763	575,253
Chubb, Ltd.	2,029,511	587,990
CME Group, Inc., Class A	635,140	175,057
Equitable Holdings, Inc.	821,558	46,090
Fidelity National Information Services, Inc.	4,534,408	369,146
First Citizens BancShares, Inc., Class A	410,126	802,399
Great-West Lifeco, Inc.	4,492,412	170,855
JPMorgan Chase & Co.	6,386,179	1,851,417
KKR & Co., Inc.	5,529,030	735,527
Marsh & McLennan Cos., Inc.	3,254,392	711,540
Mastercard, Inc., Class A	3,420,898	1,922,340
Morgan Stanley	9,347,374	1,316,671
PayPal Holdings, Inc. (b)	12,935,880	961,395
PNC Financial Services Group, Inc.	373,640	69,654
Progressive Corp.	1,772,479	473,004
S&P Global, Inc.	151,217	79,735
Toast, Inc., Class A (b)	4,072,769	180,383
TPG, Inc., Class A	2,645,059	138,733
Truist Financial Corp.	14,348,671	616,849
Visa, Inc., Class A	847,733	300,988
Wells Fargo & Co.	10,492,177	840,633

		15,743,669

Information technology 25.04%
Accenture PLC, Class A	3,447,005	1,030,275
Adobe, Inc. (b)	471,045	182,238
Amphenol Corp., Class A	3,193,342	315,343
Apple, Inc.	11,022,178	2,261,420
Applied Materials, Inc.	886,613	162,312
Arista Networks, Inc. (b)	4,548,677	465,375
ASML Holding NV	251,033	200,369
ASML Holding NV (ADR)	144,282	115,626
Broadcom, Inc.	36,555,173	10,076,433
Datadog, Inc., Class A (b)	769,020	103,302
KLA Corp.	294,907	264,160
Microchip Technology, Inc.	5,485,129	385,989
Micron Technology, Inc.	7,076,420	872,169
Microsoft Corp.	25,184,994	12,527,268
MicroStrategy, Inc., Class A (a)(b)	533,951	215,839
NVIDIA Corp.	38,771,287	6,125,476
Oracle Corp.	4,133,558	903,720
Salesforce, Inc.	6,226,586	1,697,928
SAP SE	429,565	130,625
ServiceNow, Inc. (b)	391,221	402,207
Shopify, Inc., Class A, subordinate voting shares (b)	4,443,275	512,532
Taiwan Semiconductor Manufacturing Co., Ltd.	43,962,767	1,595,253
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,067,215	468,204
TE Connectivity Public, Ltd. Co.	287,887	48,558
Texas Instruments, Inc.	2,250,175	467,181

		41,529,802

3The Investment Company of America

Common stocks (continued)		Value
	Shares	(000)

Communication services 10.56%
Alphabet, Inc., Class A	14,599,107	$ 2,572,801
Alphabet, Inc., Class C	17,562,199	3,115,358
AT&T, Inc.	5,024,424	145,407
Charter Communications, Inc., Class A (b)	489,996	200,315
Comcast Corp., Class A	6,240,948	222,739
Electronic Arts, Inc.	641,652	102,472
Meta Platforms, Inc., Class A	11,197,600	8,264,837
Netflix, Inc. (b)	1,630,058	2,182,859
ROBLOX Corp., Class A (b)	1,188,742	125,056
SoftBank Group Corp.	2,090,200	152,623
T-Mobile US, Inc.	1,841,663	438,795

		17,523,262

Utilities 1.66%
Atmos Energy Corp.	1,552,084	239,192
CenterPoint Energy, Inc.	10,397,268	381,996
Constellation Energy Corp.	1,398,933	451,519
Dominion Energy, Inc.	2,886,425	163,141
Edison International	1,071,985	55,314
Entergy Corp.	4,148,185	344,797
NextEra Energy, Inc.	2,076,895	144,178
NiSource Inc.	2,670,489	107,727
PG&E Corp.	11,993,514	167,189
Pinnacle West Capital Corp.	1,870,321	167,338
Public Service Enterprise Group, Inc.	668,492	56,274
Sempra	2,566,159	194,438
Southern Co. (The)	1,088,903	99,994
Vistra Corp.	879,134	170,385

		2,743,482

Real estate 1.24%
American Tower Corp. REIT	1,054,969	233,170
CoStar Group, Inc. (b)	3,897,278	313,341
Prologis, Inc. REIT	2,664,167	280,057
VICI Properties, Inc. REIT	16,571,324	540,225
Welltower, Inc. REIT	4,472,184	687,509

		2,054,302

Total common stocks (cost: $77,833,495,000)		157,456,822
Preferred securities 0.40%

Financials 0.38%
Fannie Mae, Series O, 7.00% noncumulative preferred shares (b)	4,810,038	115,441
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares (a)(b)(d)(e)	564,388	6,208
Fannie Mae, Series R, 7.625% noncumulative preferred shares (b)	3,026,482	37,892
Fannie Mae, Series S, 8.25% noncumulative preferred shares (b)	7,688,868	115,333
Fannie Mae, Series T, 8.25% noncumulative preferred shares (b)	11,530,150	158,424
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (b)	1,818,512	20,786
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	12,714,951	181,188
		635,272

Information technology 0.02%
MicroStrategy, Inc., Series A, 10.00% perpetual cumulative preferred shares	291,400	32,972

Total preferred securities (cost: $296,772,000)		668,244
Convertible stocks 0.25%

Materials 0.07%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,492,735	112,117

The Investment Company of America	4
Convertible stocks (continued)		Value
	Shares	(000)

Industrials 0.12%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,850,592	$ 193,840

Financials 0.06%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	1,925,654	103,215

Total convertible stocks (cost: $374,403,000)		409,172
Bonds, notes & other debt instruments 0.03%	Principal amount

	(000)

Corporate bonds, notes & loans 0.03%

Industrials 0.03%
TransDigm, Inc. 6.375% 5/31/2033 (f)	USD51,068	51,242
Total bonds, notes & other debt instruments (cost: $50,751,000)		51,242
Short-term securities 4.59%	Shares

Money market investments 4.39%

Capital Group Central Cash Fund 4.35% (c)(g)	72,862,647	7,286,265

Money market investments purchased with collateral from securities on loan 0.20%

Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (g)(h)	45,500,000	45,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (g)(h)	42,200,000	42,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (g)(h)	42,200,000	42,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (g)(h)	42,200,000	42,200
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (g)(h)	39,000,000	39,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (g)(h)	32,500,000	32,500
Capital Group Central Cash Fund 4.35% (c)(g)(h)	323,221	32,322
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(h)	29,782,467	29,782
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (g)(h)	19,500,000	19,500
		325,204

Total short-term securities (cost: $7,611,123,000)		7,611,469

Total investment securities 100.19% (cost: $86,166,544,000)		166,196,949
Other assets less liabilities (0.19)%		(314,096)

Net assets 100.00%		$165,882,853

5The Investment Company of America

Investments in affiliates (c)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2025	Additions	Reductions	gain (loss)	(depreciation)	6/30/2025	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 2.79%
Consumer discretionary 2.79%
Royal Caribbean Cruises, Ltd. (a)	$3,887,250	$172,033	$665,766	$396,234	$ 827,133	$4,616,884	$22,194
Health care 0.00%
GE HealthCare Technologies, Inc. (i)	1,889,380	79,229	1,253,518	(33,170)	(146,369)	—	1,489
Total common stocks						4,616,884
Short-term securities 4.41%

Money market investments 4.39%
Capital Group Central Cash Fund 4.35% (g)	4,741,763	12,254,474	9,708,647	(769)	(556)	7,286,265	132,997
Money market investments purchased with collateral
from securities on loan 0.02%
Capital Group Central Cash Fund 4.35% (g)(h)	24,557	7,765(j)				32,322	—(k)
Total short-term securities						7,318,587

Total 7.20%				$362,295	$ 680,208	$11,935,471	$156,680

(a)All or a portion of this security was on loan. The total value of all such securities was $540,457,000, which represented 0.33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)Security did not produce income during the last 12 months.

(c)Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

(d)Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(e)Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,242,000, which represented 0.03% of the net assets of the fund.

(g)Rate represents the seven-day yield at 6/30/2025.

(h)Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(i)Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2025. Refer to the investment portfolio for the security value at 6/30/2025.

(j)Represents net activity. Refer to Note 5 for more information on securities lending.

(k)Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust USD = U.S. dollars

Refer to the notes to financial statements.

The Investment Company of America	6

Financial statements

Statement of assets and liabilities at June 30, 2025		unaudited

		(dollars in thousands)
Assets:
Investment securities, at value (includes $540,457 of
investment securities on loan):
Unaffiliated issuers (cost: $78,083,372)	$154,261,478
Affiliated issuers (cost: $8,083,172)	11,935,471	$166,196,949
Cash		243

Cash denominated in currencies other than U.S. dollars (cost: $8,730)		8,764
Receivables for:
Sales of fund’s shares	87,398
Dividends and interest	209,463
Securities lending income	198
Other	1,242	298,301

		166,504,257
Liabilities:
Collateral for securities on loan		325,204
Payables for:
Purchases of investments	121,474
Repurchases of fund’s shares	105,153
Investment advisory services	29,950
Services provided by related parties	30,791
Trustees’ deferred compensation	4,727
Other	4,105	296,200

Net assets at June 30, 2025		$165,882,853
Net assets consist of:

Capital paid in on shares of beneficial interest		$ 77,235,948
Total distributable earnings (accumulated loss)		88,646,905

Net assets at June 30, 2025		$165,882,853

Refer to the notes to financial statements.

7The Investment Company of America

Financial statements (continued)

Statement of assets and liabilities at June 30, 2025 (continued)			unaudited

		(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,636,430 total shares outstanding)
		Shares	Net asset value
	Net assets	outstanding	per share

Class A	$100,332,593	1,593,572	$62.96
Class C	1,365,469	22,030	61.98
Class T	17	—*	62.92
Class F-1	1,723,907	27,484	62.72
Class F-2	19,060,220	303,011	62.90
Class F-3	7,904,089	125,628	62.92
Class 529-A	4,338,286	69,175	62.71
Class 529-C	73,774	1,178	62.64
Class 529-E	99,322	1,591	62.41
Class 529-T	29	—*	62.93
Class 529-F-1	21	—*	62.55
Class 529-F-2	371,140	5,897	62.94
Class 529-F-3	22	—*	62.93
Class R-1	86,544	1,392	62.19
Class R-2	838,055	13,453	62.30
Class R-2E	134,213	2,142	62.66
Class R-3	1,247,606	19,931	62.60
Class R-4	1,464,103	23,354	62.69
Class R-5E	400,190	6,365	62.87
Class R-5	274,406	4,360	62.94
Class R-6	26,168,847	415,867	62.93

*Amount less than one thousand.

Refer to the notes to financial statements.

The Investment Company of America	8

Financial statements (continued)

Statement of operations for the six months ended June 30, 2025		unaudited

		(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,160;
also includes $156,680 from affiliates)	$1,190,349
Interest from unaffiliated issuers	2,862
Securities lending income (net of fees)	518	$1,193,729
Fees and expenses*:

Investment advisory services	173,365
Distribution services	131,742
Transfer agent services	40,772
Administrative services	22,841
529 plan services	1,203
Reports to shareholders	1,153
Registration statement and prospectus	1,865
Trustees’ compensation	358
Auditing and legal	38
Custodian	579
Other	95

Total fees and expenses before waivers and/or reimbursements	374,011
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	21
Total fees and expenses after waivers and/or reimbursements		373,990

Net investment income		819,739
Net realized gain (loss) and unrealized appreciation (depreciation):

Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,947,484
Affiliated issuers	362,295
In-kind redemptions	168,862
Currency transactions	1,478	8,480,119
Net unrealized appreciation (depreciation) on:

Investments:
Unaffiliated issuers	6,242,109
Affiliated issuers	680,208
Currency translations	1,802	6,924,119

Net realized gain (loss) and unrealized appreciation (depreciation)		15,404,238

Net increase (decrease) in net assets resulting from operations		$16,223,977

*Additional information related to class-specific fees and expenses is included in the notes to financial statements. Refer to the notes to financial statements.

9The Investment Company of America

Financial statements (continued)

Statements of changes in net assets

		(dollars in thousands)
	Six months ended	Year ended
	June 30,	December 31,
	2025*	2024
Operations:

Net investment income	$819,739	$1,679,427
Net realized gain (loss)	8,480,119	13,202,197
Net unrealized appreciation (depreciation)	6,924,119	16,522,805

Net increase (decrease) in net assets resulting from operations	16,223,977	31,404,429
Distributions paid to shareholders	(2,370,425)	(13,441,604)
Net capital share transactions	(1,432,193)	9,096,829

Total increase (decrease) in net assets	12,421,359	27,059,654
Net assets:
Beginning of period	153,461,494	126,401,840

End of period	$165,882,853	$153,461,494

*Unaudited.

Refer to the notes to financial statements.

The Investment Company of America 10

Notes to financial statements

unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature

Classes A and 529-A	Up to 5.75% for	None (except 1.00% for certain	None
	Class A; up to 3.50% for	redemptions within 18 months of purchase
	Class 529-A	without an initial sales charge)

Classes C and 529-C	None	1.00% for redemptions within one year of	Class C converts to Class A
		purchase	after eight years and Class 529-C
converts to Class 529-A after five years

Class 529-E	None	None	None

Classes T and 529-T*	Up to 2.50%	None	None

Classes F-1, F-2, F-3, 529-F-1,	None	None	None
529-F-2 and 529-F-3

Classes R-1, R-2, R-2E, R-3, R-4,	None	None	None
R-5E, R-5 and R-6

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11The Investment Company of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Investment Company of America 12

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

13The Investment Company of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Energy	$2,695,089	$—	$—	$2,695,089
Materials	4,352,438	—	—	4,352,438
Industrials	24,604,242	—	—	24,604,242
Consumer discretionary	18,551,214	—	—	18,551,214
Consumer staples	9,988,313	—	—	9,988,313
Health care	17,671,009	—	—	17,671,009
Financials	15,743,669	—	—	15,743,669
Information technology	41,529,802	—	—	41,529,802
Communication services	17,523,262	—	—	17,523,262
Utilities	2,743,482	—	—	2,743,482
Real estate	2,054,302	—	—	2,054,302
Preferred securities	668,244	—	—	668,244
Convertible stocks	409,172	—	—	409,172
Bonds, notes & other debt instruments	—	51,242	—	51,242
Short-term securities	7,611,469	—	—	7,611,469

Total	$166,145,707	$51,242	$—	$166,196,949

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

The Investment Company of America 14

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnifica- tion, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2025, the total value of securities on loan was $540,457,000, and the total value of collateral received was $562,285,000. Collateral received includes cash of $325,204,000 and U.S. government securities of $237,081,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

15The Investment Company of America

As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$ 491,129
Undistributed long-term capital gains	1,506,057
Post-October capital loss deferral*	(147,522)

*This deferral is considered incurred in the subsequent year.

As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$80,733,654
Gross unrealized depreciation on investments	(892,102)
Net unrealized appreciation (depreciation) on investments	79,841,552

Cost of investments	86,355,397

The Investment Company of America 16

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2025			Year ended December 31, 2024

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class A	$492,972	$ 911,221	$1,404,193	$950,891	$7,170,699	$8,121,590
Class C	2,085	12,563	14,648	4,325	103,637	107,962
Class T	—†	—†	—†	—†	1	1
Class F-1	8,034	15,705	23,739	15,998	128,051	144,049
Class F-2	109,466	172,095	281,561	201,200	1,342,370	1,543,570
Class F-3	48,497	71,543	120,040	86,321	534,961	621,282
Class 529-A	20,738	39,513	60,251	39,970	310,984	350,954
Class 529-C	94	668	762	194	5,561	5,755
Class 529-E	366	910	1,276	733	7,172	7,905
Class 529-T	—†	—†	—†	—†	2	2
Class 529-F-1	—†	—†	—†	—†	1	1
Class 529-F-2	2,112	3,352	5,464	3,633	24,299	27,932
Class 529-F-3	—†	—†	—†	—†	2	2
Class R-1	123	798	921	252	6,304	6,556
Class R-2	1,123	7,686	8,809	2,307	61,328	63,635
Class R-2E	348	1,213	1,561	643	9,000	9,643
Class R-3	4,163	11,387	15,550	8,098	89,062	97,160
Class R-4	6,888	13,363	20,251	13,817	108,039	121,856
Class R-5E	2,192	3,608	5,800	3,887	26,678	30,565
Class R-5	1,662	2,496	4,158	2,958	17,910	20,868
Class R-6	163,243	238,198	401,441	307,420	1,852,896	2,160,316

Total	$864,106	$1,506,319	$2,370,425	$1,642,647	$11,798,957	$13,441,604

†Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.216% on such assets in excess of $115 billion. On December 11, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2025, decreasing the annual rate to 0.214% on daily net assets in excess of $144.0 billion. CRMC waived investment advisory services fees of $21,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $173,365,000 were reduced to $173,344,000, both of which were equivalent to an annualized rate of 0.228% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

17The Investment Company of America

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior

15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

The Investment Company of America 18

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $1,203,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services

Class A	$110,150	$24,812	$13,827	Not applicable
Class C	6,423	346	193	Not applicable
Class T	—	—*	—*	Not applicable
Class F-1	1,966	989	241	Not applicable
Class F-2	Not applicable	10,055	2,635	Not applicable
Class F-3	Not applicable	29	1,060	Not applicable
Class 529-A	4,430	1,001	597	$1,071
Class 529-C	341	18	10	19
Class 529-E	222	14	14	24
Class 529-T	—	—*	—*	—*
Class 529-F-1	—	—*	—*	—*
Class 529-F-2	Not applicable	68	50	89
Class 529-F-3	Not applicable	—*	—*	—*
Class R-1	393	36	12	Not applicable
Class R-2	2,901	1,337	116	Not applicable
Class R-2E	358	119	18	Not applicable
Class R-3	2,857	835	171	Not applicable
Class R-4	1,701	682	204	Not applicable
Class R-5E	Not applicable	268	54	Not applicable
Class R-5	Not applicable	63	37	Not applicable
Class R-6	Not applicable	100	3,602	Not applicable

Total class-specific expenses	$131,742	$40,772	$22,841	$1,203

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $358,000 in the fund’s statement of operations reflects $257,000 in current fees (either paid in cash or deferred) and a net increase of $101,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,853,832,000 and $1,006,820,000, respectively, which generated $299,569,000 of net realized gains from such sales.

19The Investment Company of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2025
Class A	$2,327,760	40,189	$1,372,529	22,831	$(4,852,440)	(83,735)	$(1,152,151)	(20,715)
Class C	118,982	2,082	14,600	244	(217,303)	(3,828)	(83,721)	(1,502)
Class T	—	—	—	—	—	—	—	—
Class F-1	61,356	1,055	23,483	392	(159,496)	(2,826)	(74,657)	(1,379)
Class F-2	2,221,449	38,330	274,366	4,577	(2,532,063)	(43,549)	(36,248)	(642)
Class F-3	827,233	14,244	115,257	1,923	(642,255)	(11,040)	300,235	5,127
Class 529-A	163,824	2,828	60,231	1,005	(289,967)	(5,005)	(65,912)	(1,172)
Class 529-C	8,747	152	762	12	(14,360)	(249)	(4,851)	(85)
Class 529-E	3,922	70	1,276	21	(6,423)	(112)	(1,225)	(21)
Class 529-T	—	—	—†	—†	—	—	—†	—†
Class 529-F-1	—	—	—†	—†	—	—	—†	—†
Class 529-F-2	40,145	693	5,461	91	(25,722)	(442)	19,884	342
Class 529-F-3	—	—	—†	—†	—	—	—†	—†
Class R-1	4,966	87	921	16	(8,205)	(142)	(2,318)	(39)
Class R-2	64,688	1,123	8,805	147	(97,892)	(1,716)	(24,399)	(446)
Class R-2E	16,723	288	1,560	26	(12,612)	(218)	5,671	96
Class R-3	105,786	1,836	15,526	259	(137,708)	(2,403)	(16,396)	(308)
Class R-4	87,106	1,511	20,243	338	(170,893)	(2,945)	(63,544)	(1,096)
Class R-5E	48,208	830	5,798	97	(37,005)	(639)	17,001	288
Class R-5	39,661	667	4,154	69	(24,792)	(429)	19,023	307
Class R-6	857,235	14,929	399,839	6,672	(1,525,659)	(26,070)	(268,585)	(4,469)
Total net increase

(decrease)	$6,997,791	120,914	$2,324,811	38,720	$(10,754,795)	(185,348)	$(1,432,193)	(25,714)

Refer to the end of the table(s) for footnote(s).

The Investment Company of America 20

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2024
Class A	$4,073,426	71,606	$7,938,192	134,554	$(9,134,035)	(159,629)	$2,877,583	46,531
Class C	198,355	3,557	107,613	1,848	(362,452)	(6,483)	(56,484)	(1,078)
Class T	—	—	—	—	—	—	—	—
Class F-1	108,613	1,922	142,555	2,425	(230,280)	(4,059)	20,888	288
Class F-2	4,435,514	77,984	1,505,388	25,545	(3,256,680)	(57,057)	2,684,222	46,472
Class F-3	1,604,445	28,093	594,974	10,097	(1,183,867)	(20,699)	1,015,552	17,491
Class 529-A	334,294	5,898	350,804	5,969	(607,996)	(10,751)	77,102	1,116
Class 529-C	18,319	324	5,754	98	(34,486)	(609)	(10,413)	(187)
Class 529-E	6,721	119	7,904	135	(19,771)	(344)	(5,146)	(90)
Class 529-T	—	—	2	—†	—	—	2	—†
Class 529-F-1	—	—	2	—†	—	—	2	—†
Class 529-F-2	74,870	1,312	27,847	472	(46,901)	(819)	55,816	965
Class 529-F-3	—	—	2	—†	—	—	2	—†
Class R-1	11,065	200	6,554	112	(17,112)	(303)	507	9
Class R-2	119,654	2,133	63,599	1,086	(176,803)	(3,142)	6,450	77
Class R-2E	19,171	342	9,643	164	(18,458)	(323)	10,356	183
Class R-3	183,370	3,244	96,943	1,651	(249,881)	(4,420)	30,432	475
Class R-4	153,321	2,706	121,811	2,073	(260,017)	(4,597)	15,115	182
Class R-5E	79,745	1,415	30,560	518	(63,895)	(1,124)	46,410	809
Class R-5	28,684	507	20,855	354	(44,231)	(771)	5,308	90
Class R-6	3,122,126	55,252	2,151,854	36,521	(2,950,855)	(52,528)	2,323,125	39,245
Total net increase

(decrease)	$14,571,693	256,614	$13,182,856	223,622	$(18,657,720)	(327,658)	$9,096,829	152,578

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $27,802,209,000 and $33,243,993,000, respectively, during the six months ended June 30, 2025.

21The Investment Company of America

Financial highlights

		Income (loss) from investment operations1			Dividends and distributions
											Ratio of	Ratio of
			Net gains								expenses to	expenses to
			(losses) on								average net	average net	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets, assets before		assets after	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	waivers/	waivers/	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class A:
6/30/20255,6	$57.68	$.29	$ 5.88	$ 6.17	$(.31)	$ (.58)	$ (.89)	$62.96	10.77%7	$100,333	.56%8	.56%8	1.01%8
12/31/2024	50.40	.63	12.01	12.64	(.62)	(4.74)	(5.36)	57.68	24.95	93,118.56		.56	1.11
12/31/2023	41.26	.64	11.01	11.65	(.73)	(1.78)	(2.51)	50.40	28.50	79,014.58		.58	1.40
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62)	(1.90)	(2.52)	41.26	(15.52)	65,046.57		.57	1.51
12/31/2021	44.42	.64	10.34	10.98	(.62)	(2.98)	(3.60)	51.80	25.01	81,274.57		.57	1.29
12/31/2020	39.57	.60	4.98	5.58	(.62)	(.11)	(.73)	44.42	14.50	68,122.59		.59	1.54

Class C:
6/30/20255,6	56.80	.07	5.78	5.85	(.09)	(.58)	(.67)	61.98	10.347	1,366	1.328	1.328	.248
12/31/2024	49.70	.20	11.83	12.03	(.19)	(4.74)	(4.93)	56.80	24.02	1,337	1.31	1.31	.35
12/31/2023	40.72	.29	10.85	11.14	(.38)	(1.78)	(2.16)	49.70	27.53	1,223	1.33	1.33	.64
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28)	(1.90)	(2.18)	40.72	(16.14)	1,119	1.33	1.33	.74
12/31/2021	43.90	.26	10.21	10.47	(.25)	(2.98)	(3.23)	51.14	24.08	1,544	1.32	1.32	.54
12/31/2020	39.10	.30	4.94	5.24	(.33)	(.11)	(.44)	43.90	13.64	1,380	1.33	1.33	.79

Class T:
6/30/20255,6	57.65	.36	5.87	6.23	(.38)	(.58)	(.96)	62.92	10.887,9	—10	.318,9	.318,9	1.258,9
12/31/2024	50.37	.77	12.01	12.78	(.76)	(4.74)	(5.50)	57.65	25.269	—10.329		.329	1.359
12/31/2023	41.24	.76	11.00	11.76	(.85)	(1.78)	(2.63)	50.37	28.839	—10.319		.319	1.669
12/31/2022	51.78	.77	(8.68)	(7.91)	(.73)	(1.90)	(2.63)	41.24	(15.31)9	—10.339		.339	1.749
12/31/2021	44.41	.75	10.34	11.09	(.74)	(2.98)	(3.72)	51.78	25.299	—10.349		.349	1.529
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.799	—10.359		.359	1.779
Class F-1:
6/30/20255,6	57.47	.27	5.85	6.12	(.29)	(.58)	(.87)	62.72	10.717	1,724.638		.638	.948
12/31/2024	50.23	.59	11.97	12.56	(.58)	(4.74)	(5.32)	57.47	24.88	1,659.63		.63	1.04
12/31/2023	41.13	.61	10.96	11.57	(.69)	(1.78)	(2.47)	50.23	28.41	1,435.64		.64	1.34
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59)	(1.90)	(2.49)	41.13	(15.56)	1,215.64		.64	1.43
12/31/2021	44.29	.60	10.31	10.91	(.58)	(2.98)	(3.56)	51.64	24.92	1,595.64		.64	1.22
12/31/2020	39.45	.57	4.98	5.55	(.60)	(.11)	(.71)	44.29	14.44	1,788.65		.65	1.48

Class F-2:
6/30/20255,6	57.63	.34	5.87	6.21	(.36)	(.58)	(.94)	62.90	10.857	19,060.388		.388	1.198
12/31/2024	50.36	.75	11.99	12.74	(.73)	(4.74)	(5.47)	57.63	25.19	17,500.37		.37	1.31
12/31/2023	41.23	.74	10.99	11.73	(.82)	(1.78)	(2.60)	50.36	28.76	12,951.37		.37	1.61
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71)	(1.90)	(2.61)	41.23	(15.34)	9,865.38		.38	1.71
12/31/2021	44.39	.74	10.33	11.07	(.72)	(2.98)	(3.70)	51.76	25.27	11,435.37		.37	1.49
12/31/2020	39.55	.67	4.98	5.65	(.70)	(.11)	(.81)	44.39	14.73	8,602.38		.38	1.74

Class F-3:
6/30/20255,6	57.64	.38	5.87	6.25	(.39)	(.58)	(.97)	62.92	10.937	7,904.268		.268	1.318
12/31/2024	50.36	.80	12.01	12.81	(.79)	(4.74)	(5.53)	57.64	25.34	6,946.26		.26	1.41
12/31/2023	41.23	.79	10.99	11.78	(.87)	(1.78)	(2.65)	50.36	28.88	5,188.27		.27	1.71
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76)	(1.90)	(2.66)	41.23	(15.26)	4,112.27		.27	1.82
12/31/2021	44.40	.79	10.33	11.12	(.77)	(2.98)	(3.75)	51.77	25.39	4,864.27		.27	1.60
12/31/2020	39.55	.72	4.98	5.70	(.74)	(.11)	(.85)	44.40	14.88	3,916.28		.28	1.85

Class 529-A:
6/30/20255,6	57.46	.28	5.85	6.13	(.30)	(.58)	(.88)	62.71	10.737	4,338.598		.598	.988
12/31/2024	50.22	.61	11.97	12.58	(.60)	(4.74)	(5.34)	57.46	24.91	4,042.60		.60	1.07
12/31/2023	41.12	.62	10.97	11.59	(.71)	(1.78)	(2.49)	50.22	28.45	3,477.62		.62	1.36
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60)	(1.90)	(2.50)	41.12	(15.56)	2,943.61		.61	1.47
12/31/2021	44.29	.62	10.31	10.93	(.60)	(2.98)	(3.58)	51.64	24.97	3,716.61		.61	1.25
12/31/2020	39.46	.57	4.97	5.54	(.60)	(.11)	(.71)	44.29	14.43	3,169.64		.64	1.49

Refer to the end of the table(s) for footnote(s).

The Investment Company of America 22

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
											Ratio of	Ratio of
			Net gains								expenses to	expenses to
			(losses) on								average net	average net	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	assets before	assets after	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	waivers/	waivers/	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class 529-C:
6/30/20255,6	$57.40	$.06	$ 5.84	$ 5.90	$(.08)	$ (.58)	$ (.66)	$62.64	10.32%7	$ 74	1.36%8	1.36%8	.20%8
12/31/2024	50.17	.17	11.95	12.12	(.15)	(4.74)	(4.89)	57.40	23.97	72	1.36	1.36	.31
12/31/2023	41.07	.27	10.95	11.22	(.34)	(1.78)	(2.12)	50.17	27.48	73	1.39	1.39	.58
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25)	(1.90)	(2.15)	41.07	(16.19)	72	1.38	1.38	.67
12/31/2021	44.22	.24	10.29	10.53	(.22)	(2.98)	(3.20)	51.55	24.02	110	1.37	1.37	.49
12/31/2020	39.36	.29	4.97	5.26	(.29)	(.11)	(.40)	44.22	13.60	117	1.37	1.37	.77

Class 529-E:
6/30/20255,6	57.19	.21	5.82	6.03	(.23)	(.58)	(.81)	62.41	10.617	99.848		.848	.738
12/31/2024	50.01	.46	11.92	12.38	(.46)	(4.74)	(5.20)	57.19	24.60	92.85		.85	.82
12/31/2023	40.96	.51	10.91	11.42	(.59)	(1.78)	(2.37)	50.01	28.13	85.86		.86	1.12
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49)	(1.90)	(2.39)	40.96	(15.75)	73.86		.86	1.22
12/31/2021	44.14	.50	10.26	10.76	(.48)	(2.98)	(3.46)	51.44	24.65	95.85		.85	1.01
12/31/2020	39.31	.48	4.97	5.45	(.51)	(.11)	(.62)	44.14	14.20	84.86		.86	1.26

Class 529-T:
6/30/20255,6	57.66	.35	5.87	6.22	(.37)	(.58)	(.95)	62.93	10.867,9	—10	.368,9	.368,9	1.218,9
12/31/2024	50.38	.74	12.01	12.75	(.73)	(4.74)	(5.47)	57.66	25.199	—10.379		.379	1.309
12/31/2023	41.24	.73	11.01	11.74	(.82)	(1.78)	(2.60)	50.38	28.779	—10.389		.389	1.609
12/31/2022	51.78	.75	(8.69)	(7.94)	(.70)	(1.90)	(2.60)	41.24	(15.36)9	—10.399		.399	1.709
12/31/2021	44.41	.73	10.33	11.06	(.71)	(2.98)	(3.69)	51.78	25.239	—10.399		.399	1.479
12/31/2020	39.56	.67	4.99	5.66	(.70)	(.11)	(.81)	44.41	14.729	—10.409		.409	1.729
Class 529-F-1:
6/30/20255,6	57.32	.32	5.83	6.15	(.34)	(.58)	(.92)	62.55	10.817,9	—10	.458,9	.458,9	1.128,9
12/31/2024	50.11	.70	11.94	12.64	(.69)	(4.74)	(5.43)	57.32	25.119	—10.449		.449	1.239
12/31/2023	41.04	.69	10.94	11.63	(.78)	(1.78)	(2.56)	50.11	28.649	—10.469		.469	1.529
12/31/2022	51.54	.72	(8.65)	(7.93)	(.67)	(1.90)	(2.57)	41.04	(15.41)9	—10.459		.459	1.639
12/31/2021	44.21	.70	10.29	10.99	(.68)	(2.98)	(3.66)	51.54	25.199	—10.449		.449	1.429
12/31/2020	39.40	.65	4.97	5.62	(.70)	(.11)	(.81)	44.21	14.699	—10.409		.409	1.729
Class 529-F-2:
6/30/20255,6	57.67	.35	5.87	6.22	(.37)	(.58)	(.95)	62.94	10.867	371.368		.368	1.228
12/31/2024	50.38	.75	12.02	12.77	(.74)	(4.74)	(5.48)	57.67	25.22	320.36		.36	1.32
12/31/2023	41.25	.74	10.99	11.73	(.82)	(1.78)	(2.60)	50.38	28.76	231.36		.36	1.62
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71)	(1.90)	(2.61)	41.25	(15.34)	175.37		.37	1.72
12/31/2021	44.41	.74	10.33	11.07	(.71)	(2.98)	(3.69)	51.79	25.25	192.38		.38	1.48
12/31/20205,11	38.92	.12	5.55	5.67	(.18)	—	(.18)	44.41	14.567	136.067		.067	.297
Class 529-F-3:
6/30/20255,6	57.65	.36	5.88	6.24	(.38)	(.58)	(.96)	62.93	10.907	—10.328		.328	1.258
12/31/2024	50.37	.77	12.01	12.78	(.76)	(4.74)	(5.50)	57.65	25.26	—10.32		.32	1.35
12/31/2023	41.24	.76	10.99	11.75	(.84)	(1.78)	(2.62)	50.37	28.81	—10.32		.32	1.65
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73)	(1.90)	(2.63)	41.24	(15.31)	—10.33		.33	1.75
12/31/2021	44.41	.76	10.33	11.09	(.74)	(2.98)	(3.72)	51.78	25.31	—10.34		.32	1.54
12/31/20205,11	38.92	.13	5.54	5.67	(.18)	—	(.18)	44.41	14.597	—10.097		.067	.307
Class R-1:
6/30/20255,6	56.99	.07	5.80	5.87	(.09)	(.58)	(.67)	62.19	10.347	87	1.338	1.338	.238
12/31/2024	49.86	.19	11.86	12.05	(.18)	(4.74)	(4.92)	56.99	23.98	82	1.33	1.33	.34
12/31/2023	40.84	.29	10.89	11.18	(.38)	(1.78)	(2.16)	49.86	27.54	71	1.34	1.34	.64
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28)	(1.90)	(2.18)	40.84	(16.17)	62	1.34	1.34	.73
12/31/2021	44.03	.26	10.23	10.49	(.24)	(2.98)	(3.22)	51.30	24.04	78	1.34	1.34	.52
12/31/2020	39.21	.30	4.95	5.25	(.32)	(.11)	(.43)	44.03	13.63	70	1.35	1.35	.77

Refer to the end of the table(s) for footnote(s).

23The Investment Company of America

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
											Ratio of	Ratio of
			Net gains								expenses to	expenses to
			(losses) on								average net	average net	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,	assets before	assets after	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of	waivers/	waivers/	(loss) to
	beginning	income	realized and	investment	investment	(from capital	and	end		year	reimburse-	reimburse-	average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2,3	(in millions)	ments4	ments3,4	net assets3
Class R-2:
6/30/20255,6	$57.09	$.06	$ 5.81	$ 5.87	$(.08)	$ (.58)	$ (.66)	$62.30	10.32%7	$ 838	1.36%8	1.36%8	.21%8
12/31/2024	49.93	.18	11.89	12.07	(.17)	(4.74)	(4.91)	57.09	23.99	793	1.35	1.35	.32
12/31/2023	40.91	.28	10.89	11.17	(.37)	(1.78)	(2.15)	49.93	27.48	690	1.36	1.36	.62
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26)	(1.90)	(2.16)	40.91	(16.18)	573	1.38	1.38	.70
12/31/2021	44.09	.25	10.24	10.49	(.23)	(2.98)	(3.21)	51.37	24.02	752	1.36	1.36	.51
12/31/2020	39.26	.29	4.97	5.26	(.32)	(.11)	(.43)	44.09	13.62	659	1.37	1.37	.76

Class R-2E:
6/30/20255,6	57.41	.15	5.85	6.00	(.17)	(.58)	(.75)	62.66	10.497	134	1.068	1.068	.518
12/31/2024	50.19	.35	11.95	12.30	(.34)	(4.74)	(5.08)	57.41	24.33	118	1.06	1.06	.61
12/31/2023	41.11	.42	10.94	11.36	(.50)	(1.78)	(2.28)	50.19	27.85	94	1.07	1.07	.91
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39)	(1.90)	(2.29)	41.11	(15.93)	71	1.07	1.07	1.00
12/31/2021	44.28	.40	10.29	10.69	(.38)	(2.98)	(3.36)	51.61	24.41	92	1.07	1.07	.80
12/31/2020	39.43	.40	4.99	5.39	(.43)	(.11)	(.54)	44.28	13.94	75	1.08	1.08	1.05

Class R-3:
6/30/20255,6	57.36	.19	5.84	6.03	(.21)	(.58)	(.79)	62.60	10.567	1,248.918		.918	.668
12/31/2024	50.14	.43	11.95	12.38	(.42)	(4.74)	(5.16)	57.36	24.54	1,161.91		.91	.76
12/31/2023	41.07	.49	10.93	11.42	(.57)	(1.78)	(2.35)	50.14	28.05	991.91		.91	1.06
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46)	(1.90)	(2.36)	41.07	(15.79)	829.92		.92	1.16
12/31/2021	44.24	.47	10.28	10.75	(.45)	(2.98)	(3.43)	51.56	24.56	1,060.91		.91	.95
12/31/2020	39.40	.46	4.98	5.44	(.49)	(.11)	(.60)	44.24	14.13	956.92		.92	1.20

Class R-4:
6/30/20255,6	57.44	.27	5.85	6.12	(.29)	(.58)	(.87)	62.69	10.737	1,464.618		.618	.958
12/31/2024	50.21	.60	11.96	12.56	(.59)	(4.74)	(5.33)	57.44	24.89	1,404.61		.61	1.06
12/31/2023	41.11	.62	10.97	11.59	(.71)	(1.78)	(2.49)	50.21	28.46	1,218.62		.62	1.36
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60)	(1.90)	(2.50)	41.11	(15.56)	1,040.62		.62	1.45
12/31/2021	44.28	.62	10.30	10.92	(.60)	(2.98)	(3.58)	51.62	24.96	1,440.61		.61	1.25
12/31/2020	39.44	.58	4.98	5.56	(.61)	(.11)	(.72)	44.28	14.48	1,337.62		.62	1.50

Class R-5E:
6/30/20255,6	57.60	.33	5.87	6.20	(.35)	(.58)	(.93)	62.87	10.857	400.418		.418	1.168
12/31/2024	50.33	.72	12.00	12.72	(.71)	(4.74)	(5.45)	57.60	25.16	350.41		.41	1.26
12/31/2023	41.21	.72	10.98	11.70	(.80)	(1.78)	(2.58)	50.33	28.69	265.42		.42	1.56
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69)	(1.90)	(2.59)	41.21	(15.38)	189.42		.42	1.67
12/31/2021	44.38	.73	10.32	11.05	(.71)	(2.98)	(3.69)	51.74	25.21	203.41		.41	1.47
12/31/2020	39.54	.66	4.98	5.64	(.69)	(.11)	(.80)	44.38	14.69	101.42		.42	1.70

Class R-5:
6/30/20255,6	57.67	.37	5.86	6.23	(.38)	(.58)	(.96)	62.94	10.887	274.318		.318	1.278
12/31/2024	50.38	.78	12.01	12.79	(.76)	(4.74)	(5.50)	57.67	25.29	234.31		.31	1.36
12/31/2023	41.25	.76	10.99	11.75	(.84)	(1.78)	(2.62)	50.38	28.81	200.32		.32	1.66
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73)	(1.90)	(2.63)	41.25	(15.30)	170.32		.32	1.75
12/31/2021	44.41	.77	10.34	11.11	(.75)	(2.98)	(3.73)	51.79	25.34	225.31		.31	1.55
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.82	196.32		.32	1.80

Class R-6:
6/30/20255,6	57.65	.38	5.87	6.25	(.39)	(.58)	(.97)	62.93	10.937	26,169.268		.268	1.308
12/31/2024	50.37	.80	12.01	12.81	(.79)	(4.74)	(5.53)	57.65	25.33	24,233.26		.26	1.41
12/31/2023	41.24	.78	11.00	11.78	(.87)	(1.78)	(2.65)	50.37	28.88	19,196.27		.27	1.71
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76)	(1.90)	(2.66)	41.24	(15.26)	15,480.27		.27	1.82
12/31/2021	44.40	.79	10.34	11.13	(.77)	(2.98)	(3.75)	51.78	25.41	17,044.27		.27	1.61
12/31/2020	39.56	.72	4.97	5.69	(.74)	(.11)	(.85)	44.40	14.85	18,480.27		.27	1.85

Refer to the end of the table(s) for footnote(s).

The Investment Company of America 24

Financial highlights (continued)

Six months

endedYear ended December 31, June 30,

	20255,6,7	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes12	19%	32%	29%	31%	22%	39%

1Based on average shares outstanding.

2Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.

4Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5Based on operations for a period that is less than a full year.

6Unaudited.

7Not annualized.

8Annualized.

9All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

10Amount less than $1 million.

11Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

12Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

25The Investment Company of America

Changes in and disagreements with accountants

None

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

The Investment Company of America 26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: September 05, 2025